SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loss per share
Weighted-average numbers of Common Shares - basic	219,873	191,172
Weighted-average numbers of Common Shares - diluted	219,873	191,172
Basic loss per share	$ (0.04)	$ (0.14)
Diluted loss per share	$ (0.04)	$ (0.14)